Summarized Financial Information for Linn Energy, LLC (Notes)	3 Months Ended	8 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information for Linn Energy, LLC
Summarized Financial Information for Linn Energy, LLC
Following is summarized statement of operations and balance sheet information for LINN Energy. Additional information on LINN Energy’s results of operations and financial position are contained in its Quarterly Report on Form 10-Q for the three months ended March 31, 2013, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.
Summarized Linn Energy, LLC Statement of Operations Information

Three Months Ended March 31, 2013
(in thousands)

Revenues and other	$369,060
Expenses	(481,407)
Other income and (expenses)	(102,002)
Income tax expense	(7,536)
Net loss	$(221,885)

Summarized Linn Energy, LLC Balance Sheet Information

March 31, 2013
(in thousands)

Current assets	$799,481
Noncurrent assets	10,420,344
11,219,825
Current liabilities	816,854
Noncurrent liabilities	6,357,535
Unitholders’ capital	$4,045,436

Summarized Financial Information for Linn Energy, LLC
Following is summarized statement of operations and balance sheet information for LINN Energy. Additional information on LINN Energy’s results of operations and financial position are contained in its Annual Report on Form 10-K for the year ended December 31, 2012, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.
Summarized Linn Energy, LLC Statement of Operations Information

October 17, 2012 To December 31, 2012
(in thousands)

Revenues and other	$604,701
Expenses	(578,170)
Other income and (expenses)	(85,464)
Income tax benefit	1,697
Net loss	$(57,236)

Summarized Linn Energy, LLC Balance Sheet Information

December 31, 2012
(in thousands)

Current assets	$811,428
Noncurrent assets	10,639,810
11,451,238
Current liabilities	823,132
Noncurrent liabilities	6,200,926
Unitholders’ capital	$4,427,180